Investment Strategy	Nov. 12, 2026
Tradr Triple Threat 2X Long Memory Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities or financial instruments that are designed to provide two times leveraged exposure to the daily performance of an actively managed portfolio of equity securities of three semiconductor memory technology companies (defined below) (the group of equity securities is referred to as the “Target Portfolio”). The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of the Target Portfolio for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on Target Portfolio securities and/or investing directly in the common stock of companies in the Target Portfolio. Each trading day, the Target Portfolio is generally rebalanced to ensure approximately equal weighting of its underlying securities. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in the common stocks of the companies in the Target Portfolio is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

Target Portfolio Selection

AXS Investments LLC, the Fund’s investment advisor (“AXS” or the “Advisor”), employs a thematic and qualitative approach to identify and select a focused portfolio of three companies aligned with the Fund’s semiconductor memory technology investment theme. The Advisor identifies a universe of semiconductor memory technology companies, which are companies that derive at least 50% of their revenues or profits from the development, production or advancement of semiconductor memory technologies. This includes, but is not limited to, the following: (i) high bandwidth memory technology; (ii) dynamic random-access memory technology; (iii) NAND (Not AND) flash memory (a type of storage that keeps data even when the power is turned off and is commonly found in smartphones, USB flash drives, memory cards and solid-state drives (a semiconductor-based storage device)), (iv) NOR (Not OR) flash memory (a type of storage that keeps data even when the power is turned off and is optimized for fast random access); (v) hard disk drives, or (vi) specialty and embedded memory.

The Advisor determines whether an issuer meets the definition of a semiconductor memory technology company using company filings and disclosures, earnings reports, and industry research. From within that eligible universe, the Advisor selects companies by evaluating: (i) each company’s primary operational focus (demonstrated through stated objectives, product development efforts or industry collaborations), (ii) each company’s competitive position (demonstrated through market share, proprietary technology or intellectual property or revenue growth attributable to the sale or production of such products), (iii) each company’s participation in innovation, (iv) each company’s potential for growth and impact within the semiconductor memory industry, and (v) the Advisor’s ranking of companies within the universe based on its assessment of each company’s liquidity, market capitalization, valuation, investor demand as measured by trading volume, return potential, identifiable downside risks and relevance and business exposure to the Fund’s theme. The Advisor may select or remove a company based on its assessment of the foregoing factors and the company’s continued suitability for the Fund’s investment strategy.

The companies in the Target Portfolio are primarily large- and mid-capitalization companies that are listed on U.S. exchanges, including sponsored American Depositary Receipts (“ADRs”) of foreign companies. The Target Portfolio is currently composed of MU, SNDK and SKHY, each of which the Advisor believes is a semiconductor memory technology company. The Fund generally employs an equal-weighting methodology across its holdings. To manage overall portfolio risk, the Advisor may adjust individual weightings to mitigate exposure to securities exhibiting extreme volatility, high correlations, or other characteristics that could disproportionately affect performance. At least quarterly, the Target Portfolio is reevaluated for potential inclusion of other semiconductor memory technology companies that may replace one or more of the current members of the Target Portfolio at the discretion of the Advisor. The Advisor may replace a semiconductor memory technology company within the Target Portfolio at any time, including between quarterly reviews of the Target Portfolio, based on developments deemed material by the Advisor, including companies announcing material developments or benefiting from advancements in the semiconductor sector, liquidity constraints, market conditions, specific company risk factors, regulatory constraints that may prevent the Fund’s derivatives portfolio from achieving 2X returns or circumstances in which the company no longer meets the definition of a semiconductor memory technology company. The Fund will maintain a Target Portfolio of three semiconductor memory technology companies at all times, and any replacement will be implemented in a manner intended to maintain three constituents in the Target Portfolio throughout the transition. Unless otherwise determined by the Advisor, an existing constituent will remain in the Target Portfolio until its replacement has been selected and implemented.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Target Portfolio. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Target Portfolio. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of the Target Portfolio securities if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to the Target Portfolio securities, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of the Target Portfolio and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to the companies in the Target Portfolio (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to the companies in the Target Portfolio). As of the date of this prospectus, the Target Portfolio is concentrated in the data storage and semiconductor industries.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

MU develops and manufactures memory and storage products for a broad range of computing and data storage applications. MU offers a portfolio of high-performance dynamic random-access memory, NAND flash memory (a type of storage that keeps data even when the power is turned off and is commonly found in smartphones, USB flash drives, memory cards and solid-state drives) and NOR flash memory technology (a type of storage that keeps data even when the power is turned off and is optimized for fast random access) through its Micron® and Crucial® brands. MU is headquartered in Boise, Idaho. As of September 30, 2026, MU had a market capitalization of approximately $1.20 trillion.

MU is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MU pursuant to the Exchange Act can be located by reference to the SEC file number 001-10658 through the SEC’s website at www.sec.gov. In addition, information regarding MU may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

SNDK is a developer, manufacturer and provider of data storage devices and solutions based on NAND flash technology, which stores information in a solid state, making such devices more durable and able to withstand mechanical shocks, excessive operating temperatures, or high pressure. SNDK delivers flash storage solutions for artificial intelligence (“AI”) workloads in datacenters, edge devices, and for consumers. The company’s technologies enable everyone from students, gamers, and home offices to large enterprises and public clouds to produce, analyze, and store data. SNDK’s solutions include solid-state drives, embedded products, removable cards, universal serial bus drives and wafers and components. As of September 30, 2026, SNDK had a market capitalization of approximately $2.54 billion.

SNDK is registered under the Exchange Act. Information provided to or filed with the SEC by SNDK pursuant to the Exchange Act can be located by reference to the SEC file number 001-42420 through the SEC’s website at www.sec.gov. In addition, information regarding SNDK may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

SKHY is a semiconductor company headquartered in Icheon, South Korea. SKHY manufactures and sells memory semiconductor products, including dynamic random-access memory chips, flash memory chips and static random access memory chips, which are used in a wide range of applications such as personal computers, servers, mobile devices and data centers. As of September 30, 2026, SKHY had a market capitalization of approximately $1.34 trillion.

Information provided to or filed with the SEC by SKHY can be located by reference to the SEC file number 333-296987 through the SEC’s website at www.sec.gov. In addition, information regarding SKHY may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Common shares of SKHY are listed on the KRX KOSPI Market of the Korea Exchange (the “KRX KOSPI Market”) under the identification code “000660.” SKHY maintains an investor website at www.skhynix.com.

SKHY is subject to different disclosure and other requirements than domestic U.S. registrants. For example, as a foreign private issuer, SKHY is not subject to the same disclosure requirements as a domestic U.S. registrant under the Exchange Act, including the requirements to prepare and issue quarterly reports on Form 10-Q or to file current reports on Form 8-K upon the occurrence of specified significant events, the proxy rules applicable to domestic U.S. registrants under Section 14 of the Exchange Act or the short-swing profit rules applicable to domestic U.S. registrants under Section 16 of the Exchange Act. In addition, SKHY has indicated its intention to rely on exemptions from certain U.S. rules, which will permit it to follow Korean legal requirements rather than certain of the requirements that are applicable to U.S. domestic registrants.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities or financial instruments that are designed to provide two times leveraged exposure to the daily performance of an actively managed portfolio of equity securities of three semiconductor memory technology companies (defined below) (the group of equity securities is referred to as the “Target Portfolio”).
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to the companies in the Target Portfolio (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to the companies in the Target Portfolio).
Tradr Triple Threat 2X Long Quantum Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities or financial instruments that are designed to provide two times leveraged exposure to the daily performance of an actively managed portfolio of equity securities of three quantum computing technology companies (defined below) (the group of equity securities is referred to as the “Target Portfolio”). The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of the Target Portfolio for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on Target Portfolio securities and/or investing directly in the common stock of companies in the Target Portfolio. Each trading day, the Target Portfolio is generally rebalanced to ensure approximately equal weighting of its underlying securities. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in the common stocks of the companies in the Target Portfolio is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

Target Portfolio Selection

AXS Investments LLC, the Fund’s investment advisor (“AXS” or the “Advisor”), employs a thematic and qualitative approach to identify and select a focused portfolio of three companies aligned with the Fund’s quantum computing technology investment theme. The Advisor identifies a universe of quantum computing technology companies, which are companies that derive at least 50% or their revenues or profits from the development, production or advancement of quantum computing technologies. “Quantum computing” refers to hardware and software designed to leverage the principals of quantum mechanics, a branch of physics dealing with the behavior of particles at atomic and subatomic scales and the complexities in which they naturally behave, in order to perform certain computations significantly faster than traditional computers. Quantum computing technologies includes, but is not limited to, the following: (i) research and development of quantum computers; (ii) development of software and applications designed to enable programming, optimization, simulation and integration of quantum computers with traditional computing systems; (iii) use of quantum computing for applied sciences or communications; (iv) development of advanced hardware and/or software used in machine learning; (v) production of specialized machinery used in advanced semiconductor and integrated circuit packaging; and (vi) the production and/or processing of raw materials used in quantum computing.

The Advisor determines whether an issuer meets the definition of a quantum computing technology company using company filings and disclosures, earnings reports, and industry research. From within that eligible universe, the Advisor selects companies by evaluating: (i) each company’s primary operational focus (demonstrated through stated objectives, product development efforts or industry collaborations), (ii) each company’s competitive position (demonstrated through market share, proprietary technology or intellectual property or revenue growth attributable to the sale or production of such products), (iii) each company’s participation in innovation, (iv) each company’s potential for growth and impact within the quantum computing industry, and (v) the Advisor’s ranking of companies within the universe based on its assessment of each company’s liquidity, market capitalization, valuation, investor demand as measured by trading volume, return potential, identifiable downside risks and relevance and business exposure to the Fund’s theme. The Advisor may select or remove a company based on its assessment of the foregoing factors and the company’s continued suitability for the Fund’s investment strategy.

The companies in the Target Portfolio are primarily large-capitalization companies that are listed on U.S. exchanges, including sponsored American Depositary Receipts (“ADRs”) of foreign companies. The Target Portfolio is currently composed of IONQ, QBTS and RGTI, each of which the Advisor believes is a quantum computing technology company. The Fund generally employs an equal-weighting methodology across its holdings. To manage overall portfolio risk, the Advisor may adjust individual weightings to mitigate exposure to securities exhibiting extreme volatility, high correlations, or other characteristics that could disproportionately affect performance. At least quarterly, the Target Portfolio is reevaluated for potential inclusion of other quantum computing technology companies that may serve to replace one or more of the current members of the Target Portfolio at the discretion of the Advisor. The Advisor may replace a quantum computing technology company within the Target Portfolio at any time, including between quarterly reviews of the Target Portfolio, based on developments deemed material by the Advisor, including companies announcing material developments or benefiting from advancements in the quantum computing sector, liquidity constraints, market conditions, specific company risk factors, regulatory constraints that may prevent the Fund’s derivatives portfolio from achieving 2X returns or circumstances in which the company no longer meets the definition of a quantum computing technology company. The Fund will maintain a Target Portfolio of three quantum computing technology companies at all times, and any replacement will be implemented in a manner intended to maintain three constituents in the Target Portfolio throughout the transition. Unless otherwise determined by the Advisor, an existing constituent will remain in the Target Portfolio until its replacement has been selected and implemented.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Target Portfolio. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Target Portfolio. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of the Target Portfolio securities if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to the Target Portfolio securities, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of the Target Portfolio and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to the companies in the Target Portfolio (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to the companies in the Target Portfolio). As of the date of this prospectus, the Target Portfolio is concentrated in the quantum computing and technology hardware & semiconductor industries.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

IONQ develops quantum computers and networks in the United States. It sells access to quantum computers of various qubit capacities. IONQ is headquartered in College Park, Maryland. As of September 30, 2026, IONQ had a market capitalization of approximately $17.42 billion.

IONQ is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by IONQ pursuant to the Exchange Act can be located by reference to the SEC file number 001-39694 through the SEC’s website at www.sec.gov. In addition, information regarding IONQ may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

QBTS is a commercial quantum computing company that provides customers with a full suite of professional services and web-based access to its superconducting quantum computer systems and integrated software environment through its LeapTM quantum cloud service. Historically, QBTS has developed its own annealing superconducting quantum computer and associated software, and its current generation quantum system is the AdvantageTM system. QBTS is headquartered in Palo Alto, California. As of September 30, 2026, QBTS had a market capitalization of approximately $6.12 billion.

QBTS is registered under the Exchange Act. Information provided to or filed with the SEC by QBTS pursuant to the Exchange Act can be located by reference to the SEC file number 000-41468 through the SEC’s website at www.sec.gov. In addition, information regarding QBTS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

RGTI builds quantum computers and the superconducting quantum processors that power them. RGTI markets a 9-qubit quantum processing unit (QPU) under the Novera™ QPU trade name. Through RGTI’s Quantum Computing as a Service (“QCaaS”) platform, the company’s machines can be integrated into public, private and hybrid cloud environments. RGTI is headquartered in Berkeley, California. As of September 30, 2026, RGTI had a market capitalization of approximately $5.25 billion.

RGTI is registered under the Exchange Act. Information provided to or filed with the SEC by RGTI pursuant to the Exchange Act can be located by reference to the SEC file number 001-40140 through the SEC’s website at www.sec.gov. In addition, information regarding RGTI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities or financial instruments that are designed to provide two times leveraged exposure to the daily performance of an actively managed portfolio of equity securities of three quantum computing technology companies (defined below) (the group of equity securities is referred to as the “Target Portfolio”).
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to the companies in the Target Portfolio (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to the companies in the Target Portfolio).
Tradr Triple Threat 2X Long Space Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities or financial instruments that are designed to provide two times leveraged exposure to the daily performance of an actively managed portfolio of equity securities of three space-related technology and services companies (defined below) (the group of equity securities is referred to as the “Target Portfolio”). The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of the Target Portfolio for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on Target Portfolio securities and/or investing directly in the common stock of companies in the Target Portfolio. Each trading day, the Target Portfolio is generally rebalanced to ensure approximately equal weighting of its underlying securities. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in the common stocks of the companies in the Target Portfolio is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

Target Portfolio Selection

AXS Investments LLC, the Fund’s investment advisor (“AXS” or the “Advisor”), employs a thematic and qualitative approach to identify and select a focused portfolio of three companies aligned with the Fund’s space investment theme. The Advisor identifies a universe of space-related technology and services companies, which are companies that derive at least 50% of their revenues or profits from the development, deployment, or operation of space-related technologies and services. Space-related technology and services companies include, but is not limited to, companies involved in the following: (i) the design, manufacturing, operation and maintenance of spacecraft, launch vehicles, and space systems; (ii) the development, manufacturing, deployment, operation and maintenance of satellite communications, navigation, broadband, or space-based data infrastructure; (iii) the manufacturing of ground equipment that is used with satellite systems; (iv) the production of enabling components, systems or materials essential to space operations; (v) space-based imagery; (vi) space-based data, analytics or related applications derived from satellite or orbital systems;

(vii) the enablement, support or application of space-related technologies, services or activities; (viii) the development, manufacturing, deployment, and maintenance of advanced military technology designed for or used in space-related applications; (ix) the manufacturing and distribution of technology hardware and equipment that enables or supports space-related technologies, systems or operations.

The Advisor determines whether an issuer meets the definition of a space-related technology and services company using company filings and disclosures, earnings reports, and industry research. From within that eligible universe, the Advisor selects companies by evaluating: (i) each company’s primary operational focus (demonstrated through stated objectives, product development efforts or industry collaborations), (ii) each company’s competitive position (demonstrated through market share, proprietary technology or intellectual property or revenue growth attributable to the sale or production of such products), (iii) each company’s participation in innovation, (iv) each company’s potential for growth and impact within the space-related technology and services industry, and (v) the Advisor’s ranking of companies within the universe based on its assessment of each company’s liquidity, market capitalization, valuation, investor demand as measured by trading volume, return potential, identifiable downside risks and relevance and business exposure to the Fund’s theme. The Advisor may select or remove a company based on its assessment of the foregoing factors and the company’s continued suitability for the Fund’s investment strategy.

The companies in the Target Portfolio are primarily large-capitalization companies that are listed on U.S. exchanges, including sponsored American Depositary Receipts (“ADRs”) of foreign companies. The Target Portfolio is currently composed of ASTS, RKLB and SPCX, each of which the Advisor believes is a space-related technology and services company. The Fund generally employs an equal-weighting methodology across its holdings. To manage overall portfolio risk, the Advisor may adjust individual weightings to mitigate exposure to securities exhibiting extreme volatility, high correlations, or other characteristics that could disproportionately affect performance. At least quarterly, the Target Portfolio is reevaluated for potential inclusion of other space-related technology and services companies that may serve to replace one or more of the current members of the Target Portfolio at the discretion of the Advisor. The Advisor may replace a space-related technology and services company within the Target Portfolio at any time, including between quarterly reviews of the Target Portfolio, based on developments deemed material by the Advisor, including companies announcing material developments or benefiting from advancements in the space industry, liquidity constraints, market conditions, specific company risk factors, regulatory constraints that may prevent the Fund’s derivatives portfolio from achieving 2X returns or circumstances in which the company no longer meets the definition of a space-related technology and services company. The Fund will maintain a Target Portfolio of three space-related technology and service companies at all times, and any replacement will be implemented in a manner intended to maintain three constituents in the Target Portfolio throughout the transition. Unless otherwise determined by the Advisor, an existing constituent will remain in the Target Portfolio until its replacement has been selected and implemented.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Target Portfolio. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Target Portfolio. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of the Target Portfolio securities if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to the Target Portfolio securities, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of the Target Portfolio and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to the companies in the Target Portfolio (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to the companies in the Target Portfolio). As of the date of this prospectus, the Target Portfolio is concentrated in the aerospace and defense and telecommunications equipment industries.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

ASTS is currently designing and developing the constellation of BlueBird (“BB”) satellites and has begun launching its planned space-based cellular broadband network, consisting of a constellation of Low Earth Orbit (“LEO”) satellites. Once deployed and operational, the BB satellites are designed to provide connectivity directly to off-the-shelf and unmodified devices at broadband speeds (the “SpaceMobile Service”) and to support other government applications. ASTS intends to offer the SpaceMobile Service to cellular subscribers and others through wholesale commercial agreements with cellular service providers. ASTS’s intellectual property (“IP”) portfolio is diverse, containing numerous innovations across the direct-to-cell satellite ecosystem from space to earth. ASTS is headquartered in Midland, Texas. As of September 30, 2026, ASTS had a market capitalization of approximately $22.91 billion.

ASTS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASTS pursuant to the Exchange Act can be located by reference to the SEC file number 001-39040 through the SEC’s website at www.sec.gov. In addition, information regarding ASTS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

RKLB is an aerospace company that specializes in small satellite launch services, spacecraft manufacturing, and advanced space systems. The company provides access to orbit through its launch services, develops satellite platforms for various applications, and is advancing the development of its medium-lift Neutron rocket. RKLB is headquartered in Long Beach, California. As of September 30, 2026, RKLB had a market capitalization of approximately $44.55 billion.

RKLB is registered under the Exchange Act. Information provided to or filed with the SEC by RKLB pursuant to the Exchange Act can be located by reference to the SEC file number 001-39560 through the SEC’s website at www.sec.gov. In addition, information regarding RKLB may be obtained from other sources, including, but not limited to, press releases, newspaper articles, and other publicly disseminated documents.

SPCX designs, manufactures and launches advanced rockets and spacecraft that are intended to be fully reusable transportation systems designed to carry both crew and cargo to Earth orbit, the Moon, Mars and beyond. In addition to the design and production of spacecraft, SPCX also provides reliable high-speed internet via satellite through its Starlink program, aids in U.S. national security efforts through its Starshield program, and, as of February 2026, develops and provides artificial intelligence (“AI”) services and hosts a social media platform through its subsidiary, xAI. SPCX is headquartered in Starbase, Texas. As of September 30, 2026, SPCX had a market capitalization of approximately $2.05 trillion.

SPCX is registered under the Exchange Act. Information provided to or filed with the SEC by SPCX pursuant to the Exchange Act can be located by reference to the SEC file number 001-43344 through the SEC’s website at www.sec.gov. In addition, information regarding SPCX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities or financial instruments that are designed to provide two times leveraged exposure to the daily performance of an actively managed portfolio of equity securities of three space-related technology and services companies (defined below) (the group of equity securities is referred to as the “Target Portfolio”).
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to the companies in the Target Portfolio (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to the companies in the Target Portfolio).